Goodwill and other intangible assets (Tables)	12 Months Ended
Dec. 31, 2013
Goodwill and other intangible assets
Changes in Goodwill

($ in millions)	Discrete Automation and Motion	Low Voltage Products	Process Automation	Power Products	Power Systems	Corporate and Other	Total
Cost at January 1, 2012	3,293	407	1,130	712	1,705	40	7,287
Accumulated impairment charges	—	—	—	—	—	(18)	(18)

Balance at January 1, 2012	3,293	407	1,130	712	1,705	22	7,269
Goodwill acquired during the year(1)	112	2,723	(1)	17	44	—	2,895
Exchange rate differences	15	17	11	5	13	1	62

Balance at December 31, 2012	3,420	3,147	1,140	734	1,762	23	10,226

Goodwill acquired during the year(1)	485	(45)	85	—	—	—	525
Goodwill allocated to disposals	(9)	—	(2)	—	—	—	(11)
Exchange rate differences	18	(43)	6	2	(53)	—	(70)

Balance at December 31, 2013	3,914	3,059	1,229	736	1,709	23	10,670

(1)
Amounts include adjustments arising during the twelve-month measurement period subsequent to the respective acquisition date.

Intangible assets other than goodwill

	December 31,
	2013			2012
($ in millions)	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
Capitalized software for internal use	767	(618)	149	688	(533)	155
Capitalized software for sale	432	(384)	48	401	(346)	55
Intangibles other than software:
—Customer-related	2,773	(481)	2,292	2,733	(319)	2,414
—Technology-related	867	(374)	493	768	(240)	528
—Marketing-related	400	(99)	301	378	(59)	319
—Other	63	(49)	14	73	(43)	30

Total	5,302	(2,005)	3,297	5,041	(1,540)	3,501

Schedule of additions to intangible assets other than goodwill

($ in millions)	2013	2012
Capitalized software for internal use	66	71
Capitalized software for sale	26	—
Intangibles other than software:
—Customer-related	82	1,204
—Technology-related	110	222
—Marketing-related	16	161

Total	300	1,658

Schedule of additions to intangible assets other than goodwill related to business combinations

	2013		2012
($ in millions)	Amount acquired	Weighted-average useful life	Amount acquired	Weighted-average useful life
Customer-related(1)	82	11 years	1,200	18 years
Technology-related	108	4 years	222	5 years
Marketing-related	16	10 years	161	10 years

Total	206	7 years	1,583	15 years

(1)
Includes the fair value of order backlog acquired in business combinations.

Amortization expense of intangible assets other than goodwill

($ in millions)	2013	2012	2011
Capitalized software for internal use	81	79	87
Capitalized software for sale	34	38	48
Intangibles other than software	361	332	200

Total	476	449	335

Future amortization expense of intangible assets other than goodwill

At December 31, 2013, future amortization expense of intangible assets other than goodwill is estimated to be:

($ in millions)
2014	466
2015	403
2016	356
2017	266
2018	219
Thereafter	1,587

Total	3,297